Leases (Tables)	12 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Operating Lease Related Assets and Liabilities	The table below presents the operating lease related assets and liabilities recorded on the balance sheets.
	March 31, 2024	March 31, 2023
Operating lease right-of-use lease assets	$3,979,727	$2,709,954

Operating lease liabilities – current	$1,523,222	$1,323,900
Operating lease liabilities – non-current	2,488,823	1,416,508
Total operating lease liabilities	$4,012,045	$2,740,408

The components of finance lease expenses were as follows:
	For the Fiscal Years Ended March 31,
	2024	2023	2022
Finance leases cost:
Amortization of right-of-use assets	$351,626	$237,802	$199,796
Interest on lease liabilities	80,738	72,678	204,774
Total finance leases cost	$432,364	$310,480	$404,570

Schedule of Lease Terms and Discount Rates for All of Operating Leases	Other supplemental information for all of operating leases were as follows as of March 31, 2024 and 2023:
	March 31, 2024	March 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.25	4.65
Weighted average discount rate (1)	4.77%	5.33%
Gains on sales and leaseback transactions (2)	$731,638	-
(1)	The Company used an incremental borrowing rate of 6.68% for its lease contracts entered prior to fiscal year 2024 and 2.03% for its lease contracts entered during fiscal year 2024 in Japan. The Company used an incremental borrowing rate of 2.83%, 5.25% and 8.50% for its lease contracts in Hong Kong, Canada and the United States, respectively.
(2)	On December 14, 2023, the Company entered into a Real Estate Sales Agreement (“Sales Agreement”) with a third-party buyer (the “Buyer”). Pursuant to the agreement, the Company sold its head office in Japan including the building and land to the Buyer for a total consideration of ¥430.0 million. On February 28, 2024, the Company entered into a Rental Agreement with the Buyer, pursuant to the agreement, the Company leased the same building for its head office for two years from February 28, 2024 to February 27, 2026, with a monthly rental of ¥1.75 million. The Company determined that these transactions should be accounted as sales and leaseback transaction as the control of the head office was transferred to the Buyer, and recognized a gain of $731,638 on disposal of the building and land on February 29, 2024.
	March 31, 2024	March 31, 2023
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.67	3.70
Weighted average discount rate	8.07%	8.07%

Schedule of Cash Flow Information Related To Finance Leases	Supplemental cash flow information related to finance leases was as follows:
	For the Fiscal Years Ended March 31,
	2024	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$80,738	$72,678	$204,774

Schedule of Supplemental Balance Sheet Information Related to Leases	Supplemental balance sheet information related to leases was as follows:
	March 31, 2024	March 31, 2023
Finance leases cost:
Software	$496,438	$355,756
Equipment and furniture	1,082,560	1,012,001
Subtotal	1,578,998	1,367,757
Less: accumulated depreciation	(1,324,770)	(710,153)
Property and equipment, net	$254,228	$657,604

Schedule of Maturities of Lease Liabilities	The following is a schedule, by years, of maturities of lease liabilities as of March 31, 2024:
12 months ending March 31,	Operating Leases	Finance Leases
2025	$1,679,607	$202,516
2026	1,163,010	161,194
2027	467,286	100,635
2028	404,128	20,652
2029	249,647	940
Thereafter	559,781	-
Total lease payments	4,523,459	485,937
Less: imputed interest	(511,414)	(51,813)
Present value of lease liabilities	$4,012,045	$434,124